Performance Management	Jan. 28, 2026
CrossingBridge Low Duration High Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the performance of the Institutional Class shares of the Fund from year-to-year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual total returns for the Institutional Class for the one year, five year and since inception periods, and for the Retail Class for the one year and since inception periods, compare with those of a broad measure of market performance, as well as three additional indices provided to show perspective on the market for fixed income securities. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.crossingbridgefunds.com or by calling the Fund toll-free at 888-898-2780.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the performance of the Institutional Class shares of the Fund from year-to-year.
Performance Additional Market Index [Text]	The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual total returns for the Institutional Class for the one year, five year and since inception periods, and for the Retail Class for the one year and since inception periods, compare with those of a broad measure of market performance, as well as three additional indices provided to show perspective on the market for fixed income securities.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Footnotes [Text Block]	The returns shown in the bar chart are for Institutional Class shares of the Fund. Retail Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Performance for Retail Class shares would be lower as expenses for Retail Class shares are higher.
Bar Chart Closing [Text Block]
During the period shown in the bar chart, the best performance for a quarter for the Fund’s Institutional Class shares was 4.34% (for the quarter ended June 30, 2020) and the worst performance for a quarter for the Fund’s Institutional Class shares was -5.07% (for the quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	4.34%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(5.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Performance Table One Class of after Tax Shown [Text]	The after tax returns are shown for Institutional Class shares only and after tax returns for Retail Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
Institutional Class shares of the Fund commenced operations on February 1, 2018. Retail Class shares of the Fund commenced operations on November 1, 2024.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRA”). The after tax returns are shown for Institutional Class shares only and after tax returns for Retail Class shares will vary.
In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

Performance Availability Website Address [Text]	www.crossingbridgefunds.com
Performance Availability Phone [Text]	888-898-2780
CrossingBridge Ultra-Short Duration Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance, as well as three additional indices provided to show perspective on the market for fixed income securities. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Updated performance information is available on the Fund’s website at www.crossingbridgefunds.com or by calling the Fund toll-free at 888-898-2780.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year.
Performance Additional Market Index [Text]	The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance, as well as three additional indices provided to show perspective on the market for fixed income securities.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]
During the period shown in the bar chart, the best performance for a quarter was 1.70% (for the quarter ended December 31, 2023) and the worst performance was 0.00% (for the quarter ended March 31, 2022).

Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	1.70%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

Performance Availability Website Address [Text]	www.crossingbridgefunds.com
Performance Availability Phone [Text]	888-898-2780
CrossingBridge Responsible Credit Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance, as well as three additional indices provided to show perspective on the market for fixed income securities. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.crossingbridgefunds.com or by calling the Fund toll-free at 888-898-2780.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year.
Performance Additional Market Index [Text]	The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance, as well as three additional indices provided to show perspective on the market for fixed income securities.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]
During the period shown in the bar chart, the best performance for a quarter was 2.89% (for the quarter ended (September 30, 2023) and the worst performance was -1.62% (for the quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	2.89%
Highest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(1.62%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Performance Availability Website Address [Text]	www.crossingbridgefunds.com
Performance Availability Phone [Text]	888-898-2780
RiverPark Strategic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares. The Average Annual Total Returns table also demonstrates these risks by showing how the average annual returns for the Fund’s Institutional Class and
Retail Class shares for the one year, five year, and ten year periods compare with those of a broad measure of market performance, as well as three additional indices provided to show perspective on the market for fixed income securities.

Effective on May 12, 2023, the RiverPark Strategic Income Fund, a series of RiverPark Funds Trust (the “Predecessor Fund”) reorganized into the Fund, a newly-created series of the Trust (the “Reorganization”). For periods prior to the Reorganization, the performance figures for Institutional Class and Retail Class shares reflect the historical performance of the Institutional Class and Retail Class shares, respectively, of the Predecessor Fund. The Fund has adopted the performance and financial history of the Predecessor Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.crossingbridgefunds.com or by calling the Fund toll-free at 888-898-2780.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares.
Performance Additional Market Index [Text]	The Average Annual Total Returns table also demonstrates these risks by showing how the average annual returns for the Fund’s Institutional Class and Retail Class shares for the one year, five year, and ten year periods compare with those of a broad measure of market performance, as well as three additional indices provided to show perspective on the market for fixed income securities.
Bar Chart [Heading]	Calendar Year Returns as of December 31*
Bar Chart Footnotes [Text Block]	The returns shown in the bar chart are for Institutional Class shares of the Fund. Retail Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Performance for Retail Class shares would be lower as expenses for Retail Class shares are higher.
Bar Chart Closing [Text Block]
During the period shown in the bar chart, the best performance for a quarter for the Fund’s Institutional Class shares was 9.83% (for the quarter ended June 30, 2020) and the worst performance for a quarter for the Fund’s Institutional Class shares was -12.86% (for the quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	9.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(12.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for Institutional Class shares only and after-tax returns for Retail Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The after-tax returns are shown for Institutional Class shares only and after-tax returns for Retail Class shares will vary.
In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Performance Availability Website Address [Text]	www.crossingbridgefunds.com
Performance Availability Phone [Text]	888-898-2780
CrossingBridge Nordic High Income Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart demonstrates some of the risks of investing in the Fund by showing the Fund’s performance for the 2025 calendar year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance, as well as three additional indices provided to show perspective on the market for fixed income securities. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.crossingbridgefunds.com or by calling the Fund toll-free at 888-898-2780.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart demonstrates some of the risks of investing in the Fund by showing the Fund’s performance for the 2025 calendar year.
Performance Additional Market Index [Text]	The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance, as well as three additional indices provided to show perspective on the market for fixed income securities.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]
During the period shown in the bar chart, the best performance for a quarter was 2.21% (for the quarter ended June 30, 2025) and the worst performance was 1.20% (for the quarter ended December 31, 2025).

Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	2.21%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	1.20%
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Performance Availability Website Address [Text]	www.crossingbridgefunds.com
Performance Availability Phone [Text]	888-898-2780